Taxation	12 Months Ended
Dec. 31, 2020
Taxation
Taxation

(28)    Taxation

Grifols, S.A. is authorized to file consolidated tax returns in Spain with Grifols Movaco, S.A., Laboratorios Grifols, S.A., Instituto Grifols, S.A., Biomat, S.A., Grifols Viajes, S.A., Grifols International, S.A., Grifols Engineering, S.A., Gripdan Invest, S.L., Araclon Biotech, Aigües Minerals de Vilajuiga, S.A. and VCN Biosciences, S.L. Grifols, S.A., in its capacity as Parent, is responsible for the filing and settlement of the consolidated tax return. Under prevailing tax law, Spanish companies pay 25% tax, which may be reduced by certain deductions.

The North American company Grifols Shared Services North America, Inc. is also authorized to file consolidated tax returns in the USA with Grifols Biologicals Inc., Grifols USA, LLC., Biomat USA, Inc., Grifols Therapeutics Inc., Talecris Plasma Resources, Inc, Interstate Blood Bank, Inc. and Goetech, LLC.. The profits of the companies domiciled in the USA, determined in accordance with prevailing tax legislation, are subject to tax of approximately 22% of taxable income, which may be reduced by certain deductions.

Grifols assesses the effect of uncertain tax treatments and recognizes the effect of the uncertainty on taxable earnings. At 31 of December 2020, the potential obligations deriving from tax claims are properly covered. There are no lawsuits or uncertain tax treatments that are individually material.

(a)Reconciliation of accounting and taxable income

Details of the income tax expense and income tax related to profit for the year are as follows:

	Thousands of Euros
	31/12/2020	31/12/2019	31/12/2018

Profit before income tax from continuing operations	878,629	817,103	725,842

Tax at 25%	219,657	204,276	181,461
Permanent differences	(7,181)	6,104	(2,000)
Effect of different tax rates	(30,686)	(22,564)	(29,543)
Tax credits (deductions)	(14,980)	(12,702)	(18,226)
Prior year income tax expense	517	(3,722)	381
Other income tax expenses/(income)	2,312	(2,933)	(637)
Total income tax expense	169,639	168,459	131,436

Deferred tax	43,138	58,275	(21,189)
Current tax	126,501	110,184	152,625
Total income tax expense	169,639	168,459	131,436

The effect of the different tax rates is basically due to a change of country mix in profits

(b)Deferred tax assets and liabilities

Details of deferred tax assets and liabilities are as follows:

	Thousands of Euros
	Tax effect
	31/12/2020	31/12/2019	31/12/2018

Assets
Provisions	3,942	6,228	7,936
Inventories	59,129	51,838	41,029
Tax credits (deductions)	57,896	61,476	57,357
Tax loss carryforwards	53,063	36,066	32,769
Other	11,004	6,531	8,611
Subtotal, assets	185,034	162,139	147,702
Goodwill	(30,040)	(27,721)	(24,691)
Fixed assets, amortisation and depreciation	(3,011)	(2,821)	(3,922)
Intangible assets	(2,062)	(8,573)	(6,550)
Subtotal, net liabilities	(35,113)	(39,115)	(35,163)
Deferred assets, net	149,921	123,024	112,539

Liabilities
Goodwill	(215,907)	(194,964)	(150,644)
Intangible assets	(270,145)	(214,993)	(220,752)
Fixed assets	(78,325)	(88,498)	(99,819)
Debt cancellation costs	(66,720)	(65,967)	(42,319)
Subtotal, liabilities	(631,097)	(564,422)	(513,534)
Tax loss carryforwards	12,024	24,734	20,833
Inventories	1,673	2,408	5,644
Provisions	36,663	39,366	53,290
Other	23,924	34,087	29,369
Subtotal, net assets	74,284	100,595	109,135
Net deferred Liabilities	(556,813)	(463,827)	(404,398)

Movement in deferred tax assets and liabilities is as follows:

	Thousands of Euros
Deferred tax assets and liabilities	31/12/2020	31/12/2019	31/12/2018
Balance at 1 January	(340,803)	(291,859)	(322,755)
Movements during the year	(43,138)	(58,275)	21,189
Business combination (note 3)	(47,988)	—	21,328
Translation differences	25,037	9,331	(11,621)
Balance at 31 December	(406,892)	(340,803)	(291,859)

Detail of assets and liabilities by jurisdiction at 31 December 2020 are as follows:

	USA	Spain	Other	Total
	31/12/2020	31/12/2020	31/12/2020	31/12/2020

Net deferred tax	(466,961)	(36,298)	(26,616)	(529,875)
Tax credit rigths	—	57,861	35	57,896
Tax loss carryforwards	21,277	4,928	38,882	65,087

	(445,684)	26,491	12,301	(406,892)

Detail of assets and liabilities by jurisdiction at 31 December 2019 are as follows:

	USA	Spain	Other	Total
	31/12/2019	31/12/2019	31/12/2019	31/12/2019

Net deferred tax	(392,040)	(35,117)	(35,921)	(463,078)
Tax loss carryforwards	54,340	5,162	1,297	60,799
Tax credit rigths	—	61,476	—	61,476

	(337,700)	31,521	(34,624)	(340,803)

Detail of assets and liabilities by jurisdiction at 31 December 2018 are as follows:

	USA	Spain	Other	Total
	31/12/2018	31/12/2018	31/12/2018	31/12/2018

Net deferred tax	(353,116)	(34,441)	(15,260)	(402,817)
Tax credit rigths	46,722	5,669	1,210	53,601
Tax loss carryforwards	—	57,357	—	57,357

	(306,394)	28,585	(14,050)	(291,859)

The Spanish companies have opted to apply accelerated depreciation to certain additions to property, plant and equipment, which has resulted in the corresponding deferred tax liability.

The remaining assets and liabilities recognized in 2020, 2019 and 2018 were recognized in the statement of profit and loss.

Estimated net deferred tax assets to be reversed in a period of less than 12 months amount to Euros 89,750 thousand at 31 December 2020 (Euros 26,840 thousand at 31 December 2019).

The majority of the tax deductions pending application from Spanish companies related mainly to research and development, mature in 18 years. Likewise, the Group estimates that practically the entire amount will be applied in 5 years.

Tax  loss carryforwards pending to be offset derived from the US companies are available for 20 years from their date of origin whilst tax losses carryforwards pending to be offset from Spanish companies registered in the Basque Country are available for 15 years and there is no maturity date for other remaining Spanish companies. The Group estimates that of the total amount of tax credits for tax losses recognized in the balance sheet at 31 December 2020 for an amount of Euros 65,087 thousand, approximately Euros 42,363 thousand will be recovered in a period of less than 5 years.

The Group has not recognized as deferred tax assets the tax effect of the unused tax loss carryforwards of Group companies, which amount to Euros 93,585 thousand (Euros 66,364 thousand at 31 December 2019).

The commitments from Spanish companies from the reversal of deferred tax related to provisions of investments in subsidiaries are not significant.

(c)Years open to inspection

Under prevailing legislation, taxes cannot be considered to be definitively settled until the returns filed have been inspected by the taxation authorities, or the prescription period has elapsed.

The main tax audits currently open in the Group are as follows:

•	Grifols Shared Services North America, Inc. and subsidiaries: In 2020 notification of an inspection was received relating to the State Income Tax for the fiscals year 2017 and 2018.
•

Grifols, S.A., Grifols Movaco, S.A., Diagnostic Grifols, S.A. and Instituto Grifols, S.A: In 2019 notification of an inspection has been received from 2014 to 2016 for corporate income tax and from 2015 to 2016 for VAT and withholding tax.

Group management does not expect any significant liability to derive from these inspections.

Based on its experience of the different tax inspections in the different jurisdictions in which Grifols operates, the Group considers it unlikely that there will be a scenario of discrepancy with the taxation authorities that will require significant adjustments to be made to the tax result or to the asset and/or liability balances relating to corporate income tax.